Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.19288%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$552,719.15

Principal:
Principal Collections	$13,441,875.99
Prepayments in Full	$5,337,302.03
Liquidation Proceeds	$51,971.32
Recoveries	$162,140.71
Sub Total	$18,993,290.05
Collections	$19,546,009.20

Purchase Amounts:
Purchase Amounts Related to Principal	$115,914.09
Purchase Amounts Related to Interest	$192.97
Sub Total	$116,107.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,662,116.26

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,662,116.26
Servicing Fee	$190,470.59	$190,470.59	$0.00	$0.00	$19,471,645.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,471,645.67
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,471,645.67
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,471,645.67
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,471,645.67
Interest - Class A-4 Notes	$153,590.10	$153,590.10	$0.00	$0.00	$19,318,055.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,318,055.57
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$19,209,622.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,209,622.65
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$19,132,726.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,132,726.82
Regular Principal Payment	$17,708,877.71	$17,708,877.71	$0.00	$0.00	$1,423,849.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,423,849.11
Residual Released to Depositor	$0.00	$1,423,849.11	$0.00	$0.00	$0.00
Total		$19,662,116.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,708,877.71
Total					$17,708,877.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,708,877.71	$99.84	$153,590.10	$0.87	$17,862,467.81	$100.71
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$17,708,877.71	$9.59	$338,918.85	$0.18	$18,047,796.56	$9.77

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$85,327,832.88	0.4810454	$67,618,955.17	0.3812096
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$177,607,832.88	0.0962300	$159,898,955.17	0.0866351

Pool Information
Weighted Average APR	2.757%	2.769%
Weighted Average Remaining Term	21.61	20.91
Number of Receivables Outstanding	25,010	23,805
Pool Balance	$228,564,709.17	$209,560,712.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$214,521,118.16	$196,812,240.45
Pool Factor	0.1144344	0.1049197

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$12,748,472.35
Targeted Overcollateralization Amount	$49,661,757.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,661,757.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$56,932.94
(Recoveries)		133	$162,140.71
Net Loss for Current Collection Period			$(105,207.77)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.5524%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1046%
Second Prior Collection Period			0.3984%
Prior Collection Period			0.0556%
Current Collection Period			-0.5763%
Four Month Average (Current and Prior Three Collection Periods)			-0.0567%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,093	$16,786,119.40
(Cumulative Recoveries)			$3,823,029.15
Cumulative Net Loss for All Collection Periods			$12,963,090.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6490%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,295.92
Average Net Loss for Receivables that have experienced a Realized Loss			$2,545.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	212	$2,735,698.65
61-90 Days Delinquent	0.13%	21	$281,345.11
91-120 Days Delinquent	0.04%	4	$78,203.08
Over 120 Days Delinquent	0.29%	42	$612,113.19
Total Delinquent Receivables	1.77%	279	$3,707,360.03

Repossession Inventory:
Repossessed in the Current Collection Period		8	$98,484.02
Total Repossessed Inventory		12	$161,061.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2713%
Prior Collection Period			0.2959%
Current Collection Period			0.2815%
Three Month Average			0.2829%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4637%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	44

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$713,682.33
2 Months Extended	77	$1,151,291.41
3+ Months Extended	8	$107,658.10

Total Receivables Extended	136	$1,972,631.84

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer